Capital adequacy (Details) - AUD ($) $ in Billions	Jan. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Sep. 30, 2021
Capital adequacy
Committed Liquidity Facility usage					$ 37
APRA Prudential Standards
Capital adequacy
Minimum requirement of Common Equity Tier 1 (CET1)					4.50%
Minimum requirement of Tier 1 capital ratio					6.00%
Minimum requirement of Total Regulatory Capital ratio					8.00%
Capital conservation buffer					3.50%
Capital conservation buffer, surcharge					1.00%
APRA Prudential Standards | Australia and New Zealand
Capital adequacy
Countercyclical capital buffer					0
APRA Revised Standards | Forecast
Capital adequacy
Risk weighted ratio, equity investments in subsidiaries				250.00%
Maximum risk weighted ratio, equity investments in subsidiaries, as a percentage of Level 1 CET1 capital per investment				10.00%
APRA Proposed Changes | Forecast
Capital adequacy
Minimum requirement of Common Equity Tier 1 (CET1)		10.50%	8.00%
Capital conservation buffer	4.00%		2.50%
Countercyclical capital buffer	1.0
Capital management strategy
Capital adequacy
Minimum requirement of Common Equity Tier 1 (CET1)					8.00%
Industry minimum CET1 ratio					4.50%
Target Common Equity Tier 1 (CET1)					10.50%
Capital conservation buffer					3.50%